Employee benefit plans - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 4,100,000,000	$ 3,600,000,000
Shares of stock owned by Employee Stock Ownership Plan	7.1	7.4
Fair value of shares total ESOP assets	146,000,000	228,000,000
Assumed healthcare cost trend rate used in determining benefit expense for 2012	8.00%
Assumed healthcare cost trend rate used in determining benefit expense for 2022	4.75%
Recognized cost of defined contribution plans, excluding the ESOP	182,000,000	163,000,000	163,000,000
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Change in the postretirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	21,000,000
Change in the postretirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	8.00%
Change in the postretirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	800,000
Change in the postretirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	9.00%
Change in the postretirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	18,100,000
Change in the postretirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	7.00%
Change in the postretirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	700,000
Change in the postretirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	8.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	24,000,000
Foreign Healthcare Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Change in the postretirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the postretirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the postretirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Change in the postretirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	1,000,000
Domestic
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, Equity securities and alternative investments, lower limit	30.00%
Percentage of plan asset, Equity securities and alternative investments, upper limit	70.00%
Percentage of plan asset, Fixed-income securities, lower limit	20.00%
Percentage of plan asset, Fixed-income securities, upper limit	50.00%
Percentage of plan asset, Cash equivalents, lower limit	0.00%
Percentage of plan asset, Cash equivalents, upper limit	5.00%
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	18,000,000
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 26,000,000